UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07223)

Exact name of registrant as specified in charter: Putnam Classic Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Classic Equity Fund

The fund's portfolio
2/28/06 (Unaudited)

COMMON STOCKS (99.3%)(a)

	Shares	Value
Aerospace and Defense (1.3%)
Lockheed Martin Corp.	146,100	$10,646,307

Banking (5.7%)
Bank of America Corp.	669,900	30,714,915
Commerce Bancorp, Inc.	125,500	4,162,835
U.S. Bancorp	393,400	12,159,994
		47,037,744

Beverage (1.1%)
Coca-Cola Co. (The)	221,100	9,279,567

Biotechnology (0.8%)
Amgen, Inc. (NON)	87,500	6,605,375

Building Materials (3.0%)
Masco Corp.	311,400	9,712,566
Sherwin Williams Co.	221,800	10,102,990
Vulcan Materials Co. (S)	66,000	5,214,000
		25,029,556

Cable Television (0.8%)
Comcast Corp. Class A (NON)	256,200	6,873,846

Chemicals (0.8%)
Rohm & Haas Co.	133,600	6,646,600

Commercial and Consumer Services (1.2%)
Cendant Corp.	607,200	10,091,664

Computers (6.2%)
Cisco Systems, Inc. (NON)	802,700	16,246,648
Dell, Inc. (NON)	355,000	10,295,000
EMC Corp. (NON)	476,000	6,673,520
Hewlett-Packard Co.	540,300	17,727,243
		50,942,411

Conglomerates (2.2%)
Textron, Inc.	47,700	4,202,847
Tyco International, Ltd. (Bermuda)	526,700	13,583,593
		17,786,440

Consumer Finance (2.4%)
Capital One Financial Corp.	115,900	10,152,840
Countrywide Financial Corp.	293,300	10,112,984
		20,265,824

Consumer Goods (0.8%)
Estee Lauder Cos., Inc. (The) Class A (S)	99,500	3,723,290
Procter & Gamble Co. (The)	42,500	2,547,025
		6,270,315

Electric Utilities (2.0%)
Exelon Corp.	108,800	6,213,568
PG&E Corp.	178,600	6,795,730
Wisconsin Energy Corp.	82,500	3,371,775
		16,381,073

Electronics (3.8%)
Arrow Electronics, Inc. (NON) (S)	141,700	4,929,743
Intel Corp.	842,700	17,359,620
Micron Technology, Inc. (NON)	171,500	2,659,965
Motorola, Inc.	291,700	6,242,380
		31,191,708

Energy (0.8%)
Cooper Cameron Corp. (NON)	43,400	1,757,700
Pride International, Inc. (NON)	164,000	5,079,080
		6,836,780

Financial (6.3%)

Citigroup, Inc.	735,000	34,081,950
Freddie Mac	182,800	12,318,892
PMI Group, Inc. (The)	135,900	5,884,470
		52,285,312

Food (0.7%)
General Mills, Inc. (S)	111,900	5,511,075

Forest Products and Packaging (0.5%)
Crown Holdings, Inc. (NON)	237,700	4,349,910

Health Care Services (5.6%)
AmerisourceBergen Corp.	191,600	8,811,684
Cardinal Health, Inc.	157,800	11,456,280
CIGNA Corp.	74,500	9,144,875
HCA, Inc.	142,300	6,816,170
WellPoint, Inc. (NON)	132,700	10,190,033
		46,419,042

Homebuilding (1.1%)
Lennar Corp.	84,500	5,058,170
NVR, Inc. (NON)	5,600	4,216,800
		9,274,970

Household Furniture and Appliances (0.7%)
Whirlpool Corp.	61,700	5,540,043

Insurance (6.3%)
ACE, Ltd. (Bermuda)	208,600	11,625,278
Chubb Corp. (The)	131,700	12,610,275
Everest Re Group, Ltd. (Barbados) (S)	121,300	12,013,552
Hartford Financial Services Group, Inc. (The)	86,300	7,109,394
Prudential Financial, Inc.	112,700	8,682,408
		52,040,907

Investment Banking/Brokerage (1.9%)
American Capital Strategies, Ltd. (S)	59,000	2,106,300
Bear Stearns Cos., Inc. (The)	55,700	7,488,308
Lehman Brothers Holdings, Inc. (S)	42,100	6,144,495
		15,739,103

Leisure (1.3%)
Brunswick Corp.	267,300	10,486,179

Lodging/Tourism (1.0%)
Royal Caribbean Cruises, Ltd.	194,600	8,574,076

Machinery (1.2%)
Parker-Hannifin Corp.	123,000	9,614,910

Medical Technology (3.2%)
Baxter International, Inc.	172,900	6,544,265
Becton, Dickinson and Co.	150,100	9,583,885
Boston Scientific Corp. (NON)	425,300	10,385,826
		26,513,976

Metals (0.5%)
United States Steel Corp.	74,600	4,065,700

Oil & Gas (9.8%)
Amerada Hess Corp.	72,400	10,013,644
Chevron Corp.	247,300	13,967,504
Devon Energy Corp.	94,700	5,552,261
Exxon Mobil Corp.	370,500	21,996,585
Marathon Oil Corp.	187,600	13,244,560
Occidental Petroleum Corp.	120,000	10,984,800
Sunoco, Inc.	74,100	5,490,810
		81,250,164

Pharmaceuticals (8.2%)
Barr Pharmaceuticals, Inc. (NON)	46,600	3,130,588
Johnson & Johnson	342,800	19,762,420
Pfizer, Inc.	1,088,300	28,502,577
Watson Pharmaceuticals, Inc. (NON)	192,300	5,765,154
Wyeth	222,300	11,070,540
		68,231,279

Publishing (1.0%)
R. R. Donnelley & Sons Co.	241,300	8,122,158

Regional Bells (1.8%)

Verizon Communications, Inc.	441,800	14,888,660

Restaurants (0.9%)
McDonald's Corp.	207,200	7,233,352

Retail (3.1%)
Michaels Stores, Inc.	154,700	4,965,870
Office Depot, Inc. (NON)	155,600	5,551,808
Rite Aid Corp. (NON)	1,660,900	6,128,721
Staples, Inc.	141,600	3,474,864
Supervalu, Inc.	188,100	5,943,960
		26,065,223

Shipping (0.7%)
YRC Worldwide, Inc. (NON)	122,900	5,879,536

Software (3.9%)
McAfee, Inc. (NON)	257,000	5,977,820
Microsoft Corp.	765,500	20,591,950
Symantec Corp. (NON)	328,800	5,553,432
		32,123,202

Technology Services (1.3%)
Accenture, Ltd. Class A (Bermuda)	263,900	8,618,974
Fair Isaac Corp.	56,800	2,420,816
		11,039,790

Telecommunications (1.7%)
Sprint Nextel Corp.	585,107	14,060,121

Tobacco (2.7%)
Altria Group, Inc.	214,600	15,429,740
Loews Corp. - Carolina Group	149,200	7,085,508
		22,515,248

Waste Management (1.0%)
Waste Management, Inc.	259,200	8,620,992

Total common stocks (cost $778,442,050)		$822,330,138

SHORT-TERM INVESTMENTS (1.2%)(a)

	Principal amount/Shares	Value
Short-term investments held as collateral for loaned securities with yeilds ranging from 4.51% to 4.71% and due dates ranging from March 1, 2006 to
March 24, 2006 (d)	$7,812,277	$7,797,000
Putnam Prime Money Market Fund (e)	2,327,162	2,327,162

Total short-term investments (cost $10,124,162)		$10,124,162

TOTAL INVESTMENTS
Total investments (cost $788,566,212) (b)		$832,454,300

NOTES

(a) Percentages indicated are based on net assets of $828,235,198.

(b) The aggregate identified cost on a tax basis is $788,736,012, resulting in gross unrealized appreciation and depreciation of $93,201,665 and $49,483,377, respectively, or net unrealized appreciation of $43,718,288.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at February 28, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At February 28, 2006, the value of securities loaned amounted to $7,574,745. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of $7,797,000 which is pooled with collateral of other Putnam funds into 26 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $83,116 for the period ended February 28, 2006. During the period ended February 28, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $34,943,241 and $42,330,711, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Classic Equity Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006